SCHEDULE OF SEGMENT REPORTING FOR REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 53,255,361	$ 55,500,917
Cost of sales	(35,899,057)	(39,880,947)
Gross Profit	17,356,304	15,619,970
Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	26,695,196	26,714,151
Cost of sales	(11,375,525)	(13,268,205)
Gross Profit	15,319,671	13,445,946
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	26,398,707	28,501,152
Cost of sales	(24,206,112)	(26,370,613)
Gross Profit	2,192,595	2,130,539
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	161,458	285,614
Cost of sales	(317,419)	(242,129)
Gross Profit	$ (155,962)	$ 43,485